SECURITIES AVAILABLE FOR SALE (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 15,054,717	$ 68,813,227
Less than 12 Months, Unrealized Losses	(99,172)	(2,606,685)
12 Months or More, Fair Value	37,728,705	10,131,258
12 Months or More, Unrealized Losses	(821,275)	(787,697)
Total Fair Value	52,783,422	78,944,485
Total Unrealized Losses	(920,447)	(3,394,382)
U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	6,477,461	32,313,881
Less than 12 Months, Unrealized Losses	(26,717)	(962,837)
12 Months or More, Fair Value	12,615,391	1,364,739
12 Months or More, Unrealized Losses	(415,664)	(138,479)
Total Fair Value	19,092,852	33,678,620
Total Unrealized Losses	(442,381)	(1,101,316)
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	7,102,666	20,013,766
Less than 12 Months, Unrealized Losses	(43,614)	(1,112,126)
12 Months or More, Fair Value	9,369,188	3,322,850
12 Months or More, Unrealized Losses	(237,076)	(409,795)
Total Fair Value	16,471,854	23,336,616
Total Unrealized Losses	(280,690)	(1,521,921)
Mortgage-backed: residential
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	1,474,590	16,485,580
Less than 12 Months, Unrealized Losses	(28,841)	(531,722)
12 Months or More, Fair Value	15,744,126	5,443,669
12 Months or More, Unrealized Losses	(168,535)	(239,423)
Total Fair Value	17,218,716	21,929,249
Total Unrealized Losses	$ (197,376)	$ (771,145)